Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss available to shareholders of the Company - basic (in Dollars)	$ (1,989)	$ (2,824)	$ 5,637
Net loss available to shareholders of the Company - diluted (in Dollars) (in Dollars)	$ (1,989)	$ (2,824)	$ 5,637
Denominator
Weighted average number of ordinary shares - basic	3,023,327	1,494,333	682,779
Effect of dilutive securities
Dilutive effect of non-vested shares	3,023,327	1,494,333	682,779
Losses per share— basic (in Dollars per share)	$ (0.66)	$ (1.89)	$ 8.26
Losses per share—diluted (in Dollars per share)	$ (0.66)	$ (1.89)	$ 8.26
Numerator:
Net loss from discontinued operations available to shareholders of the Company - basic (in Dollars)			$ 4,670
Net loss from discontinued operations available to shareholders of the Company -diluted (in Dollars) (in Dollars)			$ 4,670
Denominator
Weighted average number of ordinary shares - basic			682,779
Effect of dilutive securities
Dilutive effect of non-vested shares			682,779
Earnings/(losses) per share from discontinued operations — basic (in Dollars per share)			$ 6.84
Earnings/(losses) per share from discontinued operations — diluted (in Dollars per share)			$ 6.84